LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
During 2023, the Company amended the lease with the lessor to swap office spaces, increase square footage, and extend the lease term from July 31, 2023 to December 31, 2029. The Company applied the lease modification guidance to account for the amendment to the lease. The commencement date for the amended lease was December 8, 2023, the date the lessor allowed the Company to take possession of the space. The amended lease provided for a leasehold improvement allowance, a monthly lease abatement from August to December 2024, and an option terminate. The Company remeasured the ROU assets and the lease liabilities as of the commencement date.
The Company determined that the termination option is not reasonably certain of exercise based on an evaluation of the contract, the termination fee, market and asset-based factors, and therefore does not exclude periods covered by the termination option.
The Company’s right-of-use assets and lease liabilities for its operating lease consisted of the following amounts as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Assets:
Operating lease right-of-use assets	$1,893,659	$77,011
Liabilities:
Operating lease liability, current	118,058	48,127
Operating lease liability, non-current	1,796,727	29,268
Total lease liability	$1,914,785	$77,395
The Company recognizes lease expense for its operating leases within general, administrative, and other expenses on the Company’s consolidated statements of operations and comprehensive income. The Company’s lease expense for the periods presented consisted of the following:

	Years Ended December 31,
	2023	2022
Operating lease cost	$207,508	$48,784
Variable lease cost	16,103	3,664
Total lease cost	$223,611	$52,448
The following table shows supplemental cash flow information related to lease activities for the periods presented:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of the lease liability
Operating cash outflows for operating leases	$201,200	$48,399
ROU assets obtained in exchange for new lease liabilities	1,782,726	—
The table below shows a weighted-average analysis for lease terms and discount rates for all operating leases for the periods presented:

	Years Ended December 31,
	2023	2022
Weighted-average remaining lease term (in years)	6.01	1.58
Weighted-average discount rate	9.67%	3.36%
Future minimum noncancellable lease payments under the Company’s operating leases on an undiscounted basis reconciled to the respective lease liability at December 31, 2023 are as follows:

Operating leases
2024	$118,058
2025	471,239
2026	485402
2027	499,980
2028	514,946
Thereafter	530,391
Total operating lease payments (undiscounted)	2,620,016
Less: Imputed interest	(705,231)
Lease liability as of December 31, 2023	$1,914,785